Reconciliation to Form 5500 (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 019
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Pending distributions	$ 85,506	$ 3,853